Securities Act Registration No. 333-178833

Investment Company Act Registration No. 811-22655

As filed with the Securities and Exchange Commission on October 29, 2018

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

☐	Pre-Effective Amendment No.
☒	Post-Effective Amendment No. 354

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

☒	Amendment No. 357

(Check appropriate box or boxes.)

Northern Lights Fund Trust III

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street, Omaha, NE 68130

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (402) 895-1600

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215 614-469-3265 (phone) 614-469-3361 (fax)	Richard Malinowski Gemini Fund Services, LLC 80 Arkay Drive Hauppauge, New York 11788 (631) 470-2600

Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

X On November 2, 2018 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

X This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 349 to its Registration Statement until November 2, 2018. Post-Effective Amendment No. 349 to the Trust’s Registration Statement relates to the Swan Defined Risk Fund, Swan Defined Risk Emerging Markets Fund, Swan Defined Risk Foreign Developed Fund and Swan Defined Risk U.S. Small Cap Fund. Parts A, B and C of Registrant’s Post-Effective Amendment No. 349 under the Securities Act of 1933 and Amendment No. 352 under the Investment Company Act of 1940, filed on August 31, 2018, are incorporated by reference herein.

Signatures

Pursuant to the requirements of the Securities Act and Investment Company Act the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hauppauge, State of New York on the 29th day of October, 2018.

NORTHERN LIGHTS FUND TRUST III

By: /s/ Richard Malinowski

Richard Malinowski, President

Pursuant to the requirements of the Securities Act this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title
/s/ Richard Malinowski	President
Brian Curley*	Treasurer
James U. Jensen*	Independent Trustee
Patricia Luscombe*	Independent Trustee
John V. Palancia*	Independent Trustee
Mark H. Taylor*	Independent Trustee
Jeffery D. Young*	Independent Trustee

By:

/s/ Eric Kane              Date:

Eric Kane                   October 29, 2018

*Attorney-in-Fact – Pursuant to Powers of Attorney as previously filed February 26, 2015, June 17, 2016 and October 25, 2017.